Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2014
Financial Instruments [Abstract]
Schedule Of Amounts Included In Earnings And Other Comprehensive Income

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2012	2013	2014	2012	2013	2014
	Location
Commodity	Cost of sales	$(42)	(15)	(12)	43	(22)	(16)
Foreign currency	Sales, cost of sales	8	24	10	58	4	15
Foreign currency	Other deductions, net	45	(5)	(3)
Total		$11	4	(5)	101	(18)	(1)

Schedule Of Fair Values Of Derivative Contracts Outstanding

	2013		2014
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$18	17	32	20
Commodity	$2	8	1	10